Summary of significant accounting policies (Details 2) ¥ in Thousands, SGD in Thousands, HKD in Thousands, AUD in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 SGD	Mar. 31, 2015 HKD	Mar. 31, 2015 AUD	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 SGD	Mar. 31, 2014 HKD	Mar. 31, 2014 AUD	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2012 CNY (¥)
Cash and Cash Equivalents
Cash and cash equivalents				$ 393,072	¥ 2,436,655				$ 303,743	¥ 1,882,901	¥ 1,494,099	¥ 794,311
Accounts Receivable Additional Disclosures [Abstract]
Threshold age of accounts receivable in order to write-off	3 years
PRC
Cash and Cash Equivalents
Cash and cash equivalents				364,786	2,261,306					1,812,007
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents				$ 28,168	173,419				$ 398	2,474
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents			AUD 1		5			AUD 242		1,378
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents					2,261,327					1,812,025
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents		HKD 2,361			1,863		HKD 81,188			64,503
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	SGD 9				¥ 41	SGD 515				¥ 2,521